Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013
Net gain on investments:
Rental revenues	$ 6		$ 6
Net unrealized gain on mortgage loans	17,670		25,963
Net realized gain on mortgage loans	1,909		4,015
Total net gain on investments	19,585		29,984
Expenses:
Residential rental property operating expenses	191		275
Real estate depreciation and amortization	4		4
Related party mortgage loan servicing costs	2,154		3,788
Interest expense	467		1,163
Related party general and administrative	2,039	42	4,474
General and administrative	1,190	47	2,690
Total expenses	6,045	89	12,394
Other income	169		362
Net income	$ 13,709	$ (89)	$ 17,952
Earnings per share of common stock – basic:
Earnings per basic share (in USD per share)	$ 0.55	$ (0.01)	$ 1.03
Weighted average common stock outstanding – basic (in shares)	25,078,727	7,810,708	17,484,598
Earnings per share of common stock – diluted:
Earnings per diluted share (in USD per share)	$ 0.53	$ (0.01)	$ 0.98
Weighted average common stock outstanding – diluted (in shares)	25,949,293	7,810,708	18,373,205
Dividends declared per common share (in USD per share)	$ 0.10		$ 0.10